NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
NOTES PAYABLE
8. NOTES PAYABLE

8. NOTES PAYABLE

Notes payable consisted of:

	September 30, 2021	December 31, 2020
Small Business Administration loan (1)	$150,000	$28,458
Note issued as part of the consideration to acquire TopPop (2)	4,900,000	-
Total	$5,050,000	$28,458

(1) The SBA loan bears an interest rate 3.75% and matures on January 22, 2051.

(2)The promissory note bears an interest rate 10% and matures on July 26, 2022.

9. NOTES PAYABLE

Notes payable consist of:

	December 31, 2020	December 31, 2019
Small Business Administration Paycheck Protection Program forgivable loan payable	$28,458	$-
Amount due to a former Bellissima consultant pursuant to a Settlement and Release Agreement dated February 7, 2019, due December 31, 2019	-	40,000
Total	$28,458	$40,000